Voya Funds Trust

Voya Floating Rate Fund

Voya High Yield Bond Fund

(together, the "Funds")

Supplement dated May 2, 2023

to the Funds' Class A, Class C, Class I, Class R, Class R6, and Class W Shares'

Prospectus, dated July 31, 2022, as supplemented

(the "Prospectus")

Effective May 1, 2023: (1) Randall Parrish, CFA was added as a portfolio manager for Voya Floating Rate Fund; (2) Kelly Byrne, CFA was removed as a portfolio manager for Voya Floating Rate Fund; (3) Mohamed Basma, CFA was added as a portfolio manager for Voya High Yield Bond Fund; and (4) Richard Cumberledge, CFA was removed as a portfolio manager for Voya High Yield Bond Fund.

1.Effective immediately, the Prospectus is revised as follows:

a)All references to Kelly Byrne, CFA as a portfolio manager for Voya Floating Rate Fund are hereby removed from the Prospectus.

b)All references to Richard Cumberledge, CFA as a portfolio manager for Voya High Yield Bond Fund are hereby removed from the Prospectus.

c)The sub-section of the Prospectus entitled "Portfolio Management – Portfolio Managers" in Voya Floating Rate Fund's Summary Section is deleted in its entirety and replaced with the following:

Portfolio Managers
Mohamed Basma, CFA	Randall Parrish, CFA
Portfolio Manager (since 10/22)	Portfolio Manager (since 05/23)

d)The sub-section of the Prospectus entitled "Portfolio Management – Portfolio Managers" in Voya High Yield Bond Fund's Summary Section is deleted in its entirety and replaced with the following:

Portfolio Managers
Mohamed Basma, CFA	Randall Parrish, CFA
Portfolio Manager (since 05/23)	Portfolio Manager (since 03/07)

e)The sub-section of the Prospectus entitled "Management of the Funds – The Sub-Adviser and Portfolio Managers – Voya Floating Rate Fund" is amended to add the following:

Mr. Parrish, Senior Portfolio Manager, serves as head of U.S. high-yield at Voya IM. Before being named a portfolio manager in 2007, he served as a high-yield analyst focused on the media and retail/consumer sectors. Prior to joining Voya IM, Mr. Parrish was a corporate banker in leveraged finance with Sun Trust Bank and predecessors to Bank of America.

f)The sub-section of the Prospectus entitled "Management of the Funds – The Sub-Adviser and Portfolio Managers – Voya High Yield Bond Fund" is amended to add the following:

Mr. Basma, Portfolio Manager, Managing Director, and head of leveraged credit at Voya IM also chairs the leveraged credit investment committee. Previously at Voya IM, he served as head of senior loans and global CLOs for leveraged credit where he was responsible for all aspects of the team's senior loan and global CLO business and the team's CLO investing strategies. Prior to joining Voya IM, Mr. Basma was a senior auditor and consultant in the audit and business advisory group with Arthur Andersen, LLP where he was responsible for executing corporate audits and financial consulting engagements.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

Voya Funds Trust

Voya Floating Rate Fund

Voya High Yield Bond Fund

(together, the "Funds")

Supplement dated May 2, 2023

to the Funds' Class A, Class C, Class I, Class R, Class R6, and Class W Shares' Statement of Additional Information, dated July 31, 2022, as supplemented (the "SAI")

Effective May 1, 2023: (1) Randall Parrish, CFA was added as a portfolio manager for Voya Floating Rate Fund; (2) Kelly Byrne, CFA was removed as a portfolio manager for Voya Floating Rate Fund; (3) Mohamed Basma, CFA was added as a portfolio manager for Voya High Yield Bond Fund; and (4) Richard Cumberledge, CFA was removed as a portfolio manager for Voya High Yield Bond Fund.

1.Effective immediately, the SAI is revised as follows:

a)All references to Kelly Byrne, CFA as a portfolio manager for Voya Floating Rate Fund are hereby removed from the SAI.

b)All references to Richard Cumberledge, CFA as a portfolio manager for Voya High Yield Bond Fund are hereby removed from the SAI.

c)The line items with respect Mohamed Basma, CFA and Randall Parrish, CFA in the table in the sub-section of the SAI entitled "Sub-Adviser – Portfolio Management – Other Accounts Managed" are deleted in their entirety and replaced with the following:

	Registered Investment		Other Pooled Investment		Other Accounts
Portfolio	Companies		Vehicles
	Number of	Total Assets	Number of	Total Assets	Number of	Total Assets
Manager	Accounts		Accounts		Accounts
Mohamed	2	$426,874,261	57	$3,204,902,409	16	$2,335,379,221
Basma, CFA2
Randall Parrish,	6	$11,354,928,459	71	$3,193,830,679	9	$1,068,619,819
CFA2

2As of December 31, 2022.

d)The line items with respect to Voya Floating Rate Fund and Voya High Yield Bond Fund in the table in the sub-section of the SAI entitled "Sub-Adviser – Portfolio Management – Compensation" are deleted in their entirety and replaced with the following:

Fund	Portfolio Manager	Benchmark
Voya Floating Rate Fund	Mohamed Basma, CFA and Randall Parrish, CFA	Morningstar LSTA US Leveraged Loan Index
Voya High Yield Bond	Mohamed Basma, CFA and Randall Parrish, CFA	Bloomberg High Yield Bond - 2% Issuer
Fund		Constrained Composite Index

e)The tables with respect to Voya Floating Rate Fund and Voya High Yield Bond Fund in the sub-section of the SAI entitled "Sub-Adviser – Portfolio Management – Ownership of Securities" are deleted in their entirety and replaced with the following:

Voya Floating Rate Fund

Portfolio Manager	Dollar Range of Fund Shares Owned
Mohamed Basma, CFA1	None
Randall Parrish, CFA2	$100,001-$500,000

1As of August 31, 2022.

2As of December 31, 2022.

Voya High Yield Bond Fund

Portfolio Manager	Dollar Range of Fund Shares Owned
Mohamed Basma, CFA1	$10,001-$50,000
Randall Parrish, CFA	None
1 As of December 31, 2022.

Voya Floating Rate Fund

	Portfolio Manager	Dollar Range of Fund Shares Allocated Under Deferred Compensation
	Mohamed Basma, CFA1	Over $1,000,000
	Randall Parrish, CFA2	$10,001-$50,000
3	As of August 31, 2022.
4	As of December 31, 2022.

Voya High Yield Bond Fund

Portfolio Manager	Dollar Range of Fund Shares Allocated Under Deferred Compensation
Mohamed Basma, CFA1	$10,001-$50,000
Randall Parrish, CFA	$100,001-$500,000

2 As of December 31, 2022.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE